CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Chile | Pascua-Lama [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Receipts from value added tax refunds	$ 447		$ 447		$ 472
Revenue, performance obligation	3,538		3,538
Argentina | Pascua-Lama [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Value added tax receivables	10		10		$ 9
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
(Decrease) increase in other provisions	$ (59)	$ (76)	$ (100)	$ (38)